Business developments - Registered shares (Details 3) shares in Millions, SFr in Millions		12 Months Ended
		Dec. 31, 2022 CHF (SFr) award shares	Dec. 09, 2022 shares	Dec. 31, 2021 CHF (SFr) shares	Nov. 12, 2021 shares
Related party disclosures
Minimum share holdings for voting rights | award		0.05
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	[1]	433.0		304.0
Investment Owned, Face Amount | SFr	[1]	SFr 17		SFr 12
Portion of registered Group shares held by related party (as a percent)	[1]	10.83%		11.48%
Qatar Holding LLC
Related party disclosures
Shares held by related party					133.2
Portion of registered Group shares held by related party (as a percent)					5.03%
Harris Associates LP
Related party disclosures
Minimum share holdings for voting rights | award		0.05
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	[1]	217.0		197.0
Investment Owned, Face Amount | SFr	[1]	SFr 9		SFr 8
Portion of registered Group shares held by related party (as a percent)	[1]	5.43%		7.42%
The Bank of New York Mellon | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	[1]	213.0		139.0
Investment Owned, Face Amount | SFr	[1]	SFr 9		SFr 6
Portion of registered Group shares held by related party (as a percent)	[1]	5.31%		5.25%
Saudi National Bank
Related party disclosures
Shares held by related party			395.5
Portion of registered Group shares held by related party (as a percent)			9.88%

[1]	Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.